Label	Element	Value
Class R6
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	221.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(167.90%)
Class R6 | Long Short Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	48.20%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(31.20%)
Class R6 | Relative Value [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	49.20%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(33.60%)
Class R6 | Event Driven [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.30%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.00%)
Class R6 | Global Macro [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	117.90%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(101.10%)
Class R6 | Strategic Overlay [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.40%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%